Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities
Net loss for the period	$ (4,949,668)	$ (30,267,233)	$ (21,078,265)	$ (4,238,490)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	20,246	30,839	2,109	(3,247)
Provision for obsolete inventory	(43,000)	290,000	179,000	0
Depreciation and amortization	10,583	13,153	29,858	22,748
Other non cash items (Schedule 1)	2,141,679	28,180,553	17,333,256	2,218,214
Unrealized foreign exchange	0	2,761	2,760	(2,984)
Finance fees paid in connection with debt extinguishment	0	(38,008)	(38,008)	(2,520)
Finance fees paid in connection with long term debt offering	0	553,705
Increase (decrease) in cash resulting from change in:
Accounts receivable	(131,089)	(12,269)	(32,395)	339,101
Advances receivable			50,000	(50,000)
Prepaid expenses and deposits	43,455	(27,609)	(312,985)	(23,518)
Inventory	(810,861)	27,814	241,820	(367,896)
Deferred costs	(50,000)	0
Accounts payable	348,316	(41,997)	(312,499)	356,974
Interest payable	284,277	0	62,650	0
Deferred compensation	66,666	37,037	170,369	0
Net cash used in operating activities	(3,069,396)	(1,251,254)	(3,702,330)	(1,751,618)
Cash flows from investing activities
Acquisition of intangible assets	(19,160)	(7,604)	(27,549)	(5,517)
Purchase of equipment	(3,751)	(11,977)	(21,429)	(6,230)
Net cash used in investing activities	(22,911)	(19,581)	(48,978)	(11,747)
Cash flows from financing activities
Proceeds from share issuances	821,000	0	0	983,250
Share issuance offering costs			0	(85,266)
Proceeds from the issuance of promissory notes	0	927,168	927,168	571,122
Repayments of promissory notes	0	(416,998)	(413,385)	(199,897)
Proceeds from convertible promissory notes	0	6,094,100	6,094,100	958,500
Repayments of convertible promissory notes	0	(364,640)	(364,640)	(381,177)
Debt offering costs	0	(646,873)	(616,178)	(45,553)
Repayments on factoring arrangements	(158,534)	0
Repayments of related party payables			0	(13,916)
Advances under factoring arrangements	560,000	0
Net cash provided by financing activities	1,222,466	5,592,757	5,627,065	1,787,063
Net increase (decrease) in cash	(1,869,841)	4,321,922	1,875,757	23,698
Cash at beginning of the period	1,943,235	67,478	67,478	43,780
Cash at end of the period	73,394	4,389,400	1,943,235	67,478
Cash paid during the period for:
Interest	58,775	0	112,251	65,148
Taxes	0	0	0	0
Non-cash financing activities:
Extinguishment of accounts payable with equity	12,000	11,158	11,158	39,820
Repayment of promissory note through the issuance of new promissory note	0	205,093
Discount on debt financing	0			127,220
Settlement of notes through the issuance of shares	0	299,444	225,308	0
Reclassification of derivative liability to additional paid in capital	3,091,050	0
Conversion of convertible debt to shares	172,255	0
Deferred financing costs	0			88,400
Interest paid in kind	283,419	0	274,823	0
Profit and loss items not involving cash consists of:
Shares issued for services			0	140,539
Shares to be issued in exchange for services	0	39,900	39,900	7,500
Loss on extinguishment of debt	0	826,320	810,765	468,753
Stock based compensation	2,612,508	120,711	3,318,241	731,615
Compensation charge in connection with amendment of warrants	32,800	0
Derivative expense	0	12,028,383	12,028,383	170,500
Change in fair value of derivative financial instruments	(708,900)	13,005,182	(1,921,568)	(9,358)
Debt issuance costs paid in warrants	0	1,552,700	1,552,700	0
Debt conversion expense	0	309,011	309,011	0
Amortization of deferred financing fees	14,253	135,037	674,069	269,472
Interest capitalized to convertible debt	0	72,016	10,372	1,365
Shares issued as penalty under debt agreements	0	1,250	1,250	2,900
Accretion of debt discount	191,018	90,043	235,310	434,928
Total Other items not involving cash	$ 2,141,679	$ 28,180,553	$ 17,333,256	$ 2,218,214